Cover	12 Months Ended
Dec. 31, 2022
Entity Addresses [Line Items]
Document Type	F-1/A
Amendment Flag	true
Amendment Description	EUDA Health Holdings Limited is filing this Registration Statement on Form F-1 (this “Registration Statement”) to amend the S-1 Registration Statement filed on December 23, 2022. The registrant has determined that it qualifies as a “foreign private issuer” as defined in Rule 405 of the Securities Act of 1933, as amended, and has filed a Form 6-K on July 3, 2023 disclosing its status as a foreign private issuer.
Entity Registrant Name	EUDA HEALTH HOLDINGS LIMITED
Entity Central Index Key	0001847846
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	1 Pemimpin Drive #12-07
Entity Address, City or Town	One Pemimpin
Entity Address, Postal Zip Code	576151
City Area Code	65
Local Phone Number	6268 6821
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1 Pemimpin Drive #12-07
Entity Address, City or Town	One Pemimpin
Entity Address, Postal Zip Code	576151
City Area Code	65
Local Phone Number	6268 6821
Contact Personnel Name	Wei Wen Kelvin Chen